PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
VY
®
Columbia Real Estate Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.1%
Diversified REITs : 2.3%
3,551  American Assets Trust,
Inc.
$ 65,374
0.1
27,740  Broadstone Net Lease,
Inc.
506,810
0.6
9,345  Empire State Realty
Trust, Inc. - Class A
48,594
0.0
42,017  Essential Properties
Realty Trust, Inc.
1,275,636
1.5
13,486
Global Net Lease, Inc.
126,229
0.1
2,022,643
2.3
Health Care REITs : 19.6%
21,950  American Healthcare
REIT, Inc.
1,035,162
1.2
26,551
CareTrust REIT, Inc.
973,094
1.1
14,899  Diversified Healthcare
Trust
98,929
0.1
46,718  Healthpeak Properties,
Inc.
767,577
0.9
22,536
(1)
Janus Living, Inc.
531,173
0.6
3,093
LTC Properties, Inc.
114,936
0.1
34,027  Medical Properties
Trust, Inc.
157,545
0.2
3,210  National Health
Investors, Inc.
259,561
0.3
3,752
Sila Realty Trust, Inc.
88,847
0.1
33,888
Ventas, Inc.
2,771,361
3.2
52,268
Welltower, Inc.
10,333,906
11.8
17,132,091
19.6
Hotel & Resort REITs : 2.5%
14,917  Apple Hospitality REIT,
Inc.
171,695
0.2
13,732  DiamondRock
Hospitality Co.
128,669
0.1
52,728  Host Hotels & Resorts,
Inc.
1,010,268
1.2
13,181  Park Hotels & Resorts,
Inc.
138,796
0.2
7,835  Pebblebrook Hotel
Trust
98,956
0.1
4,262  Ryman Hospitality
Properties, Inc.
393,255
0.5
12,141  Sunstone Hotel
Investors, Inc.
109,390
0.1
6,407  Xenia Hotels &
Resorts, Inc.
95,016
0.1
2,146,045
2.5
Industrial REITs : 13.6%
19,467  Americold Realty Trust,
Inc.
223,092
0.3
4,750  EastGroup Properties,
Inc.
879,177
1.0
8,599  First Industrial Realty
Trust, Inc.
497,452
0.6
1,861  Innovative Industrial
Properties, Inc.
93,348
0.1
8,357
L.P. Industrial Trust
386,595
0.4
66,668
Prologis, Inc.
8,812,176
10.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrial REITs: (continued)
15,846  Rexford Industrial
Realty, Inc.
$ 518,640
0.6
12,746
STAG Industrial, Inc.
459,621
0.5
11,870,101
13.6
Multi-Family Residential REITs : 6.0%
10,246  AvalonBay
Communities, Inc.
1,673,684
1.9
7,123
Camden Property Trust
695,632
0.8
1,116
Centerspace
64,114
0.0
4,280  Essex Property Trust,
Inc.
1,035,760
1.2
69,577
Invitation Homes, Inc.
1,728,989
2.0
4,994
Veris Residential, Inc.
94,237
0.1
5,292,416
6.0
Office REITs : 3.2%
11,598  Alexandria Real Estate
Equities, Inc.
538,379
0.6
14,595
Boston Properties, Inc.
757,480
0.9
11,523  Cousins Properties,
Inc.
260,074
0.3
11,092
Douglas Emmett, Inc.
104,487
0.1
2,852  Easterly Government
Properties, Inc.
61,118
0.1
8,513  Highwoods Properties,
Inc.
182,263
0.2
4,771
SL Green Realty Corp.
176,241
0.2
27,644
Vornado Realty Trust
718,468
0.8
2,798,510
3.2
Other Specialized REITs : 6.8%
7,165  Four Corners Property
Trust, Inc.
169,452
0.2
68,630  Gaming and Leisure
Properties, Inc.
3,045,113
3.5
21,185
Iron Mountain, Inc.
2,163,836
2.5
10,683  Millrose Properties,
Inc.
299,124
0.3
9,872
Outfront Media, Inc.
261,608
0.3
3,744
Safehold, Inc.
50,657
0.0
5,989,790
6.8
Residential REITs : 4.6%
38,229
Equity Residential
2,261,245
2.6
75,386  Independence Realty
Trust, Inc.
1,122,498
1.3
5,050
Sun Communities, Inc.
636,098
0.7
4,019,841
4.6
Retail REITs : 16.8%
8,999
Acadia Realty Trust
172,061
0.2
22,712
Agree Realty Corp.
1,712,031
2.0
22,956  Curbline Properties
Corp.
592,035
0.7
11,831  Federal Realty
Investment Trust
1,256,571
1.4
3,621
Getty Realty Corp.
115,148
0.1
25,583  InvenTrust Properties
Corp.
779,258
0.9

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
VY
®
Columbia Real Estate Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Retail REITs: (continued)
45,205
Kimco Realty Corp.
$ 1,015,756
1.2
14,834  Kite Realty Group
Trust
364,175
0.4
62,287
Macerich Co.
1,177,224
1.4
12,871  National Retail
Properties, Inc.
540,968
0.6
5,744
NetSTREIT Corp.
108,160
0.1
8,475  Phillips Edison & Co.,
Inc.
317,134
0.4
52,025
Realty Income Corp.
3,182,889
3.6
17,877  Simon Property Group,
Inc.
3,334,597
3.8
14,668,007
16.8
Self-Storage REITs : 4.3%
15,542
CubeSmart
569,614
0.7
8,121
Public Storage
2,199,817
2.5
32,975  Smartstop Self Storage
REIT, Inc.
998,483
1.1
3,767,914
4.3
Single-Family Residential REITs : 2.2%
31,092  Equity LifeStyle
Properties, Inc.
1,940,763
2.2
Specialized REITs : 16.2%
17,325  Digital Realty Trust,
Inc.
3,122,138
3.6
8,343
Equinix, Inc.
8,178,142
9.3
15,203  Extra Space Storage,
Inc.
1,993,570
2.3
5,835  Lamar Advertising Co.
- Class A
739,061
0.8
4,826  National Storage
Affiliates Trust
182,133
0.2
14,215,044
16.2
Total Common Stock
(Cost $82,946,641)
85,863,165
98.1
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.5%
Mutual Funds : 3.5%
3,069,110
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.550%
(Cost $3,069,110) $ 3,069,110 3.5
Total Short-Term
Investments
(Cost $3,069,110)
$ 3,069,110
3.5
Total Investments in
Securities
(Cost $86,015,751) $ 88,932,275 101.6
Liabilities in Excess
of Other Assets (1,436,862) (1.6)
Net Assets $ 87,495,413 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
VY
®
Columbia Real Estate Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 85,863,165 $ — $ — $ 85,863,165
Short-Term Investments 3,069,110 — — 3,069,110
Total Investments, at fair value $ 88,932,275 $ — $ — $ 88,932,275
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 5,116,653
Gross Unrealized Depreciation (2,200,130)
Net Unrealized Appreciation $ 2,916,523